Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payment arrangements
Schedule of weighted average inputs used in the measurement of the grant date fair values of the equity-settled share-based payment plans

	December 31,
	2021		2020 (As Restated)
Fair value at grant date	$14.77		$4.62
Share price at grant date	$13.38		$8.40
Exercise price	$14.46		$9.02
Expected volatility	76.51%		93.22%
Expected life	6.1	years	5.9	years
Expected dividends	—%		—%
Risk-free interest rate (based on government bonds)	1.0%		1.2%

Schedule of number and weighted-average exercise prices of share options under the LTIP

		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price
	2021	2021	2020 (As Restated)	2020 (As Restated)
Outstanding at January 1	25,915,656	$4.18	27,057,233	$1.90
Forfeited during the year	(1,337,283)	8.89	(651,815)	6.92
Expired during the year	(97,230)	7.59	—	—
Exercised during the year	(5,849,945)	0.85	(7,616,483)	0.43
Granted during the year	4,957,437	14.46	1,869,512	9.02
Rollover grants in connection with acquisition	—	—	5,257,209	9.98
Outstanding at December 31	23,588,635	$6.89	25,915,656	$4.17
Options exercisable at December 31	15,831,384	$4.63	19,416,358	$3.26

Schedule of number of RSUs awarded under the LTIP

	Number of RSUs
	2021	2020 (As Restated)
Outstanding at January 1	2,452,338	2,170,064
Forfeited during the year	(474,662)	(212,966)
Released during the year	(1,224,466)	(1,324,780)
Granted during the year	2,123,203	1,820,020
Outstanding at December 31	2,876,413	2,452,338
RSUs vested at December 31	—	105,593